Expense Example	May 01, 2026 USD ($)
Impax Large Cap Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	906
Impax Large Cap Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,201
Impax Small Cap Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
Impax Small Cap Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	1,409
Impax Small Cap Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	662
Expense Example, with Redemption, 3 Years	898
Expense Example, with Redemption, 5 Years	1,153
Expense Example, with Redemption, 10 Years	1,881
Impax US Sustainable Economy Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
Impax US Sustainable Economy Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,037
Impax US Sustainable Economy Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	631
Expense Example, with Redemption, 3 Years	803
Expense Example, with Redemption, 5 Years	990
Expense Example, with Redemption, 10 Years	1,530
Impax Global Opportunities Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,201
Impax Global Opportunities Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	125
Expense Example, with Redemption, 3 Years	390
Expense Example, with Redemption, 5 Years	676
Expense Example, with Redemption, 10 Years	1,489
Impax Global Environmental Markets Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
Impax Global Environmental Markets Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	649
Expense Example, with Redemption, 10 Years	1,432
Impax Global Environmental Markets Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	664
Expense Example, with Redemption, 3 Years	904
Expense Example, with Redemption, 5 Years	1,163
Expense Example, with Redemption, 10 Years	1,903
Impax International Sustainable Economy Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	555
Impax International Sustainable Economy Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Impax Core Bond Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	604
Impax Core Bond Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	906
Impax High Yield Bond Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
Impax High Yield Bond Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
Impax High Yield Bond Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	543
Expense Example, with Redemption, 3 Years	739
Expense Example, with Redemption, 5 Years	952
Expense Example, with Redemption, 10 Years	1,564
Impax Sustainable Allocation Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Impax Sustainable Allocation Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	$ 1,155